Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

15.Subsequent Events

  On January 7, 2020, the Company acquired the aframax tanker Caribbean Voyager.
  On January 9, 2020, the Company entered into a five-year sale and leaseback agreement for each of the two suezmaxes previously classified as held for sale, Archangel and Alaska.
  On January 15, 2020, the holders of the Series G Convertible Preferred Shares converted 10,000 Series G Convertible Preferred Shares into 33,333 common shares.
  On January 30, 2020, the Company paid a dividend of $0.55469 per share for its 8.875% Series C Preferred Shares.
  On January 30, 2020, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.
  On January 31, 2020, the Company paid the second installment for the LNG carrier under construction, Hull 3157, amounting to $9,250.
  On February 3, 2020, the Company sold the suezmax tanker Silia T to a client company of Tsakos Shipping for gross proceeds of $15,500.
  On February 28, 2020, the Company paid a dividend of $0.54687 per share for its 8.75% Series D Preferred Shares.
  On February 28, 2020, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.
  On March 24, 2020, the Company declared a dividend of $0.05 per common share payable in June 2020 and announced an up to $50,000 common and preferred stock buyback program.
  On March 24, 2020, the Company received a capital contribution of $4.0 million from non-controlling owners.
  On April 6, 2020, the Company declared a dividend of $0.55469 per share and $0.59375 per share, respectively, for its Series C and Series F Preferred Shares payable on April 30, 2020.
  As of April 14, 2020, the Company had raised $2,425 from the issuance of 561,136 common shares.
  The current COVID-19 pandemic might have catastrophic impact globally, with a broad range of unavoidable consequences for the shipping industry, which might negatively affect our business, financial performance and our results of operations. An estimate of the impact cannot be made at this time.